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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, for the quarter ended March 31, 2010. These series have June 30 fiscal year end.

Date of reporting period: March 31, 2010

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $502,347)	$497,682	$499,601

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.9%
FIXED-RATE 0.7%
FHLMC, Ser. R007, Class AC, 5.875%, 05/15/2016	385,900	395,477
FNMA:
Ser. 1989-74, Class J, 9.80%, 10/25/2019	96,758	108,853
Ser. 1989-96, Class H, 9.00%, 12/25/2019	35,283	39,948
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	84,072	94,266
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	693,778	772,695
Ser. 2001-T8, Class A1, 7.50%, 07/25/2041	400,202	456,230
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,249,652	1,424,603
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	1,423,791	1,599,985
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	721,579	810,874
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	672,207	766,316
Ser. G93-1, Class K, 6.68%, 01/25/2023	1,658,724	1,814,817
GNMA, Ser. 2003-1, Class SW, IO, 0.60%, 06/16/2031	13,614,683	75,077

		8,359,141

FLOATING-RATE 8.2%
FAMC, Ser. 2000-A, Class A, 4.64%, 12/15/2039	3,401,079	3,408,255
FHLMC:
Ser. 1671, Class QA, 2.74%, 02/15/2024	590,190	566,882
Ser. 1686, Class FE, 2.89%, 02/15/2024	57,056	55,665
Ser. 1730, Class FA, 3.14%, 05/15/2024	856,647	871,441
Ser. 2315, Class FW, 0.78%, 04/15/2027	506,641	508,171
Ser. 2391, Class EF, 0.73%, 06/15/2031	539,160	540,502
Ser. 2454, Class SL, IO, 7.77%, 03/15/2032	1,302,206	209,735
Ser. 2461, Class FI, 0.73%, 04/15/2028	752,704	754,409
Ser. 2464, Class FE, 1.23%, 03/15/2032	848,746	864,060
Ser. 2466, Class FV, 0.78%, 03/15/2032	1,048,221	1,051,669
Ser. 2527, Class SX, IO, 7.32%, 02/15/2032	1,698,152	84,033
Ser. 3153, Class EM, IIFRN, 38.16%, 01/15/2034	88,067	90,287
Ser. 3190, Class SN, IIFRN, 83.46%, 03/15/2032	466,181	604,305
Ser. T-66, Class 2A1, 3.24%, 01/25/2036	14,895,810	15,075,024
Ser. T-67, Class 1A1C, 3.37%, 03/25/2036	36,454,447	36,893,038
Ser. T-67, Class 2A1C, 3.33%, 03/25/2036	24,278,765	24,205,796
FNMA:
Ser. 1992-039, Class FA, 3.13%, 03/25/2022	574,919	590,745
Ser. 1992-045, Class F, 3.13%, 04/25/2022	117,611	120,915
Ser. 1993-113, Class FA, 3.03%, 07/25/2023	501,012	500,070
Ser. 1994-14, Class F, 3.39%, 10/25/2023	1,044,572	1,058,069
Ser. 1998-T2, Class A5, 3.41%, 01/25/2032	2,724,079	2,726,790
Ser. 2001-63, Class FD, 0.84%, 12/18/2031	778,780	781,516
Ser. 2001-81, Class F, 0.80%, 01/25/2032	551,324	554,250
Ser. 2002-05, Class FD, 1.15%, 02/25/2032	1,075,620	1,094,284
Ser. G92-06, Class F, 3.32%, 08/25/2021	42,723	43,254
Ser. G92-20, Class FB, 3.13%, 04/25/2022	543,660	560,804
Ser. G93-19, Class FD, 3.03%, 04/25/2023	1,557,286	1,595,398
GNMA, Ser. 2004-41, Class SE, IO, 6.96%, 05/20/2030	3,295,493	92,967

		95,502,334

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $106,009,589)		103,861,475

1

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 78.2%
FIXED-RATE 1.6%
FHLMC:
6.50%, 04/01/2018	$438,001	$482,354
7.00%, 11/01/2012-09/01/2035	703,134	768,080
7.50%, 01/01/2016-06/01/2016	196,201	210,954
8.50%, 05/01/2020-09/01/2022	415,572	485,118
FNMA:
6.50%, 08/01/2028-05/01/2031	2,153,995	2,348,995
7.00%, 11/01/2014-11/01/2033	2,014,156	2,232,017
7.06%, 11/01/2024-01/01/2027	430,926	483,080
7.50%, 02/01/2016-08/01/2033	3,711,979	4,179,406
8.00%, 12/01/2026-05/01/2033	864,719	1,002,652
8.50%, 04/01/2026-06/01/2030	330,367	381,619
9.00%, 05/01/2021-09/01/2030	255,430	294,218
9.50%, 08/01/2021-12/01/2024	209,350	237,009
10.00%, 01/01/2021	55,600	63,035
10.50%, 04/01/2019-11/01/2019	17,878	19,765
11.00%, 01/01/2018	16,747	17,471
12.50%, 07/15/2015	20,570	23,009
GNMA:
6.45%, 04/20/2025-09/20/2025	231,621	252,549
6.50%, 06/20/2034-08/20/2034	3,865,564	4,219,971
6.75%, 02/15/2029	153,081	171,005
7.00%, 07/20/2034	270,619	297,864
7.25%, 07/15/2017-05/15/2018	677,336	739,224
9.00%, 05/15/2016-02/20/2025	284,036	321,692

		19,231,087

FLOATING-RATE 76.6%
FHLB:
2.88%, 08/01/2033	5,545,095	5,642,165
3.03%, 05/01/2034	6,233,173	6,386,244
3.04%, 12/01/2034	11,043,945	11,418,744
3.07%, 06/01/2035	9,041,224	9,301,233
3.27%, 07/01/2034	2,852,433	2,933,268
3.34%, 06/01/2026	3,207,026	3,334,645
3.50%, 08/01/2035	679,550	707,865
3.53%, 06/01/2029	4,054,050	4,127,249
3.68%, 06/01/2032	285,009	295,873
3.74%, 05/01/2033	683,428	707,217
5.29%, 06/01/2035	4,529,000	4,780,507
FHLMC:
1.86%, 07/01/2029	52,284	52,935
2.48%, 02/01/2035	5,110,421	5,195,291
2.50%, 12/01/2017-05/01/2019	161,597	165,407
2.51%, 01/01/2030-07/01/2030	313,066	321,940
2.57%, 07/01/2030	40,797	40,936
2.59%, 10/01/2030	54,150	55,814
2.68%, 02/01/2034	8,924,957	9,266,562
2.74%, 01/01/2029	33,834	34,814
2.81%, 04/01/2020	130,598	132,683
2.82%, 09/01/2035	5,945,775	6,155,406
2.84%, 12/01/2032	8,989,032	9,269,844
2.89%, 10/01/2035	10,702,701	11,114,640
2.90%, 04/01/2034	9,864,843	10,304,444
2.94%, 07/01/2024	72,918	75,298
2.96%, 06/01/2020	309,504	322,036
2.97%, 11/01/2018	31,520	32,027

2

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
2.99%, 08/01/2027	$17,022	$17,441
3.01%, 08/01/2018-08/01/2029	253,696	261,997
3.02%, 10/01/2033	5,786,893	6,054,016
3.05%, 01/01/2030	74,807	76,747
3.08%, 06/01/2024-09/01/2032	6,935,076	7,221,316
3.10%, 05/01/2032-10/01/2033	173,177	178,055
3.11%, 01/01/2022-10/01/2030	34,860,208	36,098,024
3.12%, 01/01/2028	73,817	76,119
3.14%, 11/01/2027	1,897,865	1,976,407
3.16%, 06/01/2030	243,756	252,628
3.17%, 07/01/2017-11/01/2029	2,359,518	2,452,138
3.19%, 07/01/2031	734,049	759,817
3.21%, 03/01/2018-05/01/2025	351,764	361,530
3.23%, 05/01/2028	749,291	765,525
3.24%, 01/01/2028-02/01/2030	133,432	137,044
3.26%, 11/01/2032	493,106	514,063
3.27%, 06/01/2030	259,418	266,578
3.28%, 12/01/2018	71,469	73,436
3.29%, 02/01/2024	51,021	53,645
3.31%, 08/01/2030	14,414,750	14,701,402
3.32%, 05/01/2028	911,665	945,641
3.34%, 09/01/2016-11/01/2026	971,196	996,599
3.35%, 01/01/2023-07/01/2029	246,531	254,040
3.37%, 06/01/2030	1,035,174	1,064,341
3.375%, 10/01/2019	53,526	54,814
3.40%, 10/01/2018-06/01/2028	829,846	863,319
3.45%, 05/01/2023-03/01/2025	9,998,054	10,299,154
3.48%, 04/01/2035	3,890,722	4,031,306
3.49%, 04/01/2019	47,817	49,101
3.50%, 08/01/2019	33,848	34,776
3.59%, 08/01/2018	10,237	10,529
3.61%, 10/01/2029-03/01/2032	446,183	464,104
3.62%, 01/01/2026	34,878	35,630
3.64%, 06/01/2019	249,576	253,773
3.68%, 10/01/2024	515,684	521,942
3.80%, 07/01/2018	597,467	608,294
3.87%, 03/01/2020	4,357	4,428
4.16%, 12/01/2018-07/01/2028	562,184	574,349
4.18%, 05/01/2020	1,640	1,670
4.26%, 07/01/2019	3,391	3,457
4.27%, 05/01/2020	3,906	3,941
4.30%, 02/01/2018	15,536	15,597
4.35%, 10/01/2025	60,109	61,169
4.37%, 06/01/2025	158,082	162,356
4.38%, 06/01/2019	437,885	438,712
4.42%, 08/01/2029	54,938	55,821
4.49%, 01/01/2019	2,531	2,577
4.52%, 01/01/2024-03/01/2025	334,340	340,768
4.57%, 09/01/2016	259,801	262,187
4.59%, 08/01/2035	6,017,588	6,255,053
4.61%, 10/01/2032	1,510,945	1,538,609
4.67%, 06/01/2021-08/01/2029	1,050,431	1,062,445
4.71%, 12/01/2017	104,739	107,404
4.73%, 02/01/2036	15,349,994	16,143,120
4.75%, 11/01/2029	471,386	476,691

3

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.76%, 06/01/2020	$4,334	$4,456
4.78%, 10/01/2029	255,774	261,806
4.85%, 07/01/2035	7,709,124	7,972,522
4.86%, 06/01/2022	5,749	5,872
4.91%, 04/01/2023	363,002	368,303
4.97%, 05/01/2032	366,637	380,455
4.99%, 02/01/2029	472,489	493,723
5.05%, 12/01/2035	7,859,101	8,156,234
5.11%, 09/01/2030	217,195	219,728
5.12%, 02/01/2027	234,220	241,530
5.42%, 04/01/2037	4,842,202	5,103,982
5.53%, 02/01/2021	80,088	81,661
5.64%, 06/01/2033	2,339,157	2,463,073
5.81%, 01/01/2036	4,857,403	5,038,663
5.82%, 09/01/2031	761,111	773,259
6.02%, 05/01/2031	333,836	339,405
6.61%, 04/01/2032	227,688	232,218
6.92%, 01/01/2017	7,068	7,137
7.00%, 04/01/2029	536,627	572,502
7.22%, 08/01/2027	96,680	100,521
FNMA:
1.70%, 09/01/2032	77,258	78,053
1.84%, 05/01/2029	571,949	593,115
1.86%, 12/01/2030-01/01/2032	891,369	885,785
1.89%, 08/01/2031	476,149	484,679
1.91%, 09/01/2031	509,808	517,863
1.92%, 08/01/2031	341,280	339,450
1.97%, 07/01/2020-09/01/2033	342,324	349,911
2.02%, 08/01/2032-08/01/2033	1,047,086	1,053,488
2.03%, 01/01/2021	10,986	11,106
2.04%, 01/01/2033	594,786	602,821
2.05%, 12/01/2031	502,924	517,058
2.06%, 12/01/2020	92,621	93,120
2.08%, 01/01/2021	16,635	16,816
2.12%, 01/01/2032	46,331	46,356
2.13%, 04/01/2033	2,035,660	2,069,881
2.14%, 12/01/2031	248,434	254,224
2.17%, 07/01/2018-04/01/2033	1,680,171	1,704,465
2.19%, 05/01/2022	228,790	234,282
2.21%, 10/01/2018	333,008	349,213
2.25%, 09/01/2033	267,910	272,095
2.31%, 11/01/2032	443,969	447,681
2.40%, 04/01/2018	1,083,965	1,123,486
2.41%, 01/01/2036	48,335,393	49,465,958
2.42%, 07/01/2018-12/01/2035	82,227,615	84,165,546
2.43%, 03/01/2015-11/01/2039	369,936	379,236
2.44%, 02/01/2033	281,120	287,970
2.48%, 07/01/2035	8,818,907	9,047,623
2.50%, 07/01/2017-03/01/2028	271,727	274,431
2.52%, 07/01/2035	6,123,110	6,284,356
2.53%, 07/01/2024-07/01/2025	30,890	31,717
2.55%, 12/01/2024	49,601	51,118
2.58%, 02/01/2035-12/01/2039	21,216,312	21,847,383
2.59%, 01/01/2033-09/26/2035	2,268,491	2,328,516
2.60%, 12/01/2017-08/01/2035	6,124,926	6,277,467

4

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
2.61%, 06/01/2021	$198,899	$200,433
2.62%, 06/01/2027	5,613	5,790
2.65%, 06/01/2024	80,599	82,763
2.66%, 08/01/2032	199,946	205,118
2.68%, 05/01/2018	465,038	481,283
2.69%, 07/01/2038	2,753,912	2,844,188
2.70%, 06/01/2031-06/01/2032	662,861	675,548
2.71%, 04/01/2030-11/01/2032	453,267	468,403
2.74%, 06/01/2034-12/01/2040	46,964,190	48,414,598
2.77%, 07/01/2032	300,690	302,111
2.79%, 07/01/2020-07/01/2028	543,497	564,921
2.80%, 07/01/2038	3,724,976	3,874,859
2.81%, 03/01/2031	127,530	131,948
2.82%, 06/01/2019-08/01/2031	131,456	132,461
2.83%, 11/01/2017-03/01/2035	13,185,486	13,604,237
2.84%, 01/01/2028	18,293	18,996
2.85%, 09/01/2033	73,213	75,525
2.87%, 04/01/2034	9,963,556	10,183,695
2.875%, 08/01/2017	2,662	2,693
2.89%, 11/01/2024-03/01/2027	457,506	470,060
2.90%, 01/01/2027-07/01/2038	14,549,899	15,105,544
2.91%, 04/01/2036	1,220,118	1,249,714
2.92%, 09/01/2028-06/01/2032	650,752	674,142
2.93%, 10/01/2034	3,623,445	3,749,307
2.94%, 02/01/2018-02/01/2035	13,295,165	13,818,648
2.95%, 06/01/2022-06/01/2032	707,205	728,644
2.96%, 02/01/2032-08/01/2040	7,685,642	7,955,556
2.97%, 04/01/2024-07/01/2048	11,730,242	12,092,979
2.98%, 02/01/2033	686,687	711,149
3.00%, 02/01/2020-07/01/2048	16,745,863	17,336,336
3.02%, 03/01/2033	6,033,087	6,270,875
3.03%, 10/01/2025-03/01/2035	10,536,353	11,005,271
3.04%, 05/01/2017-04/01/2042	10,324,136	10,504,528
3.06%, 09/01/2018-02/01/2035	4,707,102	4,792,423
3.07%, 07/01/2017-05/01/2025	571,926	589,882
3.08%, 10/01/2017-01/01/2035	4,258,439	4,354,814
3.09%, 05/01/2018	1,055,024	1,061,882
3.10%, 11/01/2027-05/01/2035	7,461,664	7,820,099
3.11%, 02/01/2035	17,346,045	18,128,178
3.12%, 07/01/2020-08/01/2032	4,282,109	4,398,848
3.125%, 07/01/2017-03/01/2030	115,224	117,705
3.13%, 05/01/2019-01/01/2038	2,100,723	2,139,680
3.15%, 07/01/2027-12/01/2040	46,345,709	48,607,544
3.16%, 12/01/2030	1,842,111	1,904,396
3.17%, 01/01/2033	81,279	83,584
3.21%, 07/01/2017-06/01/2027	812,309	823,853
3.22%, 09/01/2032-05/01/2036	10,107,041	10,549,714
3.23%, 10/01/2029	852,047	875,646
3.24%, 04/01/2019-04/01/2030	565,479	580,367
3.25%, 09/01/2017-01/01/2018	2,152,372	2,220,162
3.27%, 11/01/2024	347,783	361,552
3.28%, 11/01/2024	24,203	24,789
3.29%, 09/01/2021-12/01/2030	549,641	568,068
3.30%, 04/01/2018	18,805	19,088
3.31%, 09/01/2026	284,188	289,316

5

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.33%, 11/01/2017-04/01/2021	$426,274	$432,234
3.34%, 10/01/2018-11/01/2024	3,658,433	3,756,477
3.35%, 11/01/2018-09/01/2030	277,962	288,270
3.37%, 01/01/2036	826,808	837,319
3.375%, 01/01/2019-06/01/2025	324,348	342,328
3.40%, 08/01/2030	299,237	308,402
3.41%, 09/01/2033	213,697	223,974
3.43%, 09/01/2019	117,519	119,329
3.44%, 05/01/2028-06/01/2040	4,656,507	4,801,401
3.45%, 10/01/2024-11/01/2031	863,324	900,020
3.47%, 10/01/2017	16,910	17,153
3.48%, 10/01/2024-09/01/2033	1,190,346	1,231,623
3.50%, 10/01/2028-08/01/2033	2,072,832	2,139,919
3.55%, 10/01/2025	26,983	27,996
3.56%, 06/01/2017	63,836	65,192
3.57%, 04/01/2020	3,107,881	3,232,518
3.58%, 10/01/2017	687,441	723,207
3.59%, 01/01/2036	385,479	393,965
3.60%, 06/01/2032	190,576	197,992
3.62%, 08/01/2039	16,122,974	16,769,645
3.65%, 07/01/2028-09/01/2032	786,181	812,599
3.67%, 04/01/2024	796,712	831,985
3.68%, 01/01/2031-04/01/2033	1,246,571	1,307,251
3.71%, 07/01/2028	235,629	243,257
3.72%, 04/01/2026	11,622	11,880
3.73%, 01/01/2033	594,552	622,565
3.74%, 12/01/2024-05/01/2028	309,483	320,354
3.75%, 07/01/2016-01/01/2029	781,359	791,271
3.76%, 04/01/2040	604,594	622,310
3.77%, 06/01/2016-07/01/2039	5,180,148	5,356,065
3.79%, 09/01/2033	494,948	515,724
3.80%, 06/01/2032	422,849	436,873
3.83%, 05/01/2032	440,398	451,670
3.88%, 04/01/2040	5,190,611	5,415,945
3.89%, 01/01/2033	243,297	253,384
3.93%, 07/01/2033	118,233	119,127
3.94%, 12/01/2050	455,975	475,697
4.00%, 05/01/2017	105,764	108,048
4.04%, 10/01/2034	1,391,780	1,431,891
4.05%, 12/01/2032	614,661	640,979
4.06%, 09/01/2032	2,980,444	3,128,499
4.07%, 11/01/2022	391,004	401,703
4.10%, 10/01/2017-06/01/2018	26,138	26,736
4.12%, 01/01/2021	1,536,944	1,576,950
4.14%, 03/01/2018-03/01/2030	115,828	119,151
4.15%, 12/01/2016	6,700	6,872
4.21%, 11/01/2027	81,306	84,028
4.23%, 04/01/2032-09/01/2033	405,196	421,706
4.25%, 06/01/2018	71,062	72,457
4.26%, 08/01/2017	64,168	65,198
4.29%, 07/01/2021	589,583	605,105
4.30%, 01/01/2025	92,582	96,357
4.31%, 11/01/2031	295,925	307,160
4.32%, 02/01/2029	4,802,043	5,129,159
4.33%, 05/01/2017-06/01/2019	266,601	276,891

6

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.36%, 09/01/2019-11/01/2031	$460,292	$478,498
4.37%, 04/01/2034	3,792,714	3,928,426
4.375%, 07/01/2017	3,133	3,230
4.38%, 06/01/2034	918,329	959,931
4.40%, 10/01/2024	70,267	71,509
4.42%, 06/01/2033	119,906	124,600
4.43%, 09/01/2032	14,107,851	14,639,236
4.46%, 01/01/2029	91,995	96,259
4.48%, 01/01/2018-10/01/2032	2,280,790	2,332,026
4.49%, 05/01/2018-11/01/2028	598,101	626,287
4.50%, 09/01/2016	975	1,022
4.55%, 12/01/2022	24,382	24,674
4.60%, 02/01/2019	799,919	830,496
4.63%, 09/01/2017	13,803	13,903
4.65%, 03/01/2014	1,304	1,344
4.67%, 02/01/2033-12/01/2036	469,071	487,149
4.69%, 10/01/2029	401,850	406,829
4.71%, 07/01/2019-05/01/2034	1,807,615	1,892,454
4.74%, 07/01/2017	126,944	132,773
4.75%, 08/01/2026	213,653	220,102
4.76%, 08/01/2026	2,143,231	2,240,596
4.78%, 09/01/2028	25,080	26,093
4.82%, 06/01/2023	1,119	1,145
4.85%, 11/01/2017	113	118
4.86%, 06/01/2019	41,466	43,167
4.92%, 04/01/2032	123,071	128,323
4.96%, 01/01/2019	1,682,410	1,752,013
4.97%, 04/01/2018-09/01/2031	1,442,604	1,491,280
5.00%, 03/01/2023	16,389	17,107
5.04%, 05/01/2018	2,454	2,516
5.05%, 01/01/2018	1,599	1,637
5.09%, 08/01/2031	82,346	87,467
5.16%, 06/01/2028	92,510	95,694
5.19%, 04/01/2020	29,777	30,215
5.22%, 04/01/2019	3,619	3,606
5.31%, 04/01/2018	95	98
5.37%, 09/01/2018	21,564	22,112
5.38%, 11/01/2014-02/01/2036	9,176,310	9,593,875
5.41%, 05/01/2017	3,989	4,155
5.49%, 01/01/2019	351,584	366,074
5.59%, 06/01/2033	443,003	461,495
5.72%, 06/01/2024	169,636	175,196
5.73%, 01/01/2017	3,689	3,812
5.84%, 06/01/2019	12,611	12,904
5.85%, 03/01/2014	34,301	35,518
5.96%, 10/01/2025	19,152	19,763
6.00%, 02/01/2017-11/01/2021	48,826	50,378
6.04%, 05/01/2019	6,946	7,230
6.08%, 01/01/2023	51,631	52,640
6.09%, 09/01/2023	52,045	53,583
6.25%, 10/01/2021	28,107	28,951
6.29%, 06/01/2028	150,276	153,849
6.44%, 10/01/2018	336	359
6.45%, 02/01/2034	105,709	110,688
6.72%, 03/01/2023	8,228	8,453

7

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.73%, 06/01/2022	$6,698	$6,871
6.85%, 06/01/2025	50,510	51,400
6.86%, 05/01/2025	1,595	1,634
6.99%, 06/01/2032	172,091	173,550
7.01%, 10/01/2032	48,836	48,912
7.09%, 11/01/2019	679	696
7.10%, 03/01/2015	32,380	32,895
7.50%, 07/01/2010	828,622	828,427
7.625%, 03/01/2024	3,378	3,463
7.75%, 02/01/2024-01/01/2026	3,193	3,270
7.97%, 06/01/2024	314	322
8.375%, 12/01/2024	3,108	3,192
8.56%, 02/01/2032	164,094	187,755
9.10%, 10/01/2024	3,064	3,074
GNMA:
3.00%, 12/20/2032	135,011	137,163
3.125%, 08/20/2017-11/20/2032	16,404,291	16,697,324
3.50%, 10/20/2017-11/20/2017	116,629	120,070
3.625%, 07/20/2016-09/20/2027	5,816,103	5,999,354
4.00%, 11/20/2017-01/20/2030	404,002	416,501
4.125%, 07/20/2022	16,952	17,457
4.375%, 02/20/2016-01/20/2028	12,078,623	12,471,058
4.50%, 01/20/2016-03/20/2033	2,380,090	2,456,563
4.875%, 01/20/2022	7,320	7,569
5.00%, 08/20/2015-10/20/2015	49,580	51,069

		895,996,222

Total Agency Mortgage-Backed Pass Through Securities (cost $910,957,018)		915,227,309

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 10.9%
FIXED-RATE 1.9%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	185,298	203,741
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	9,636,345	10,808,125
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	702,240	800,554
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,219,009	1,375,957
Ser. 2003-W02, Class 1A3, 7.50%, 07/25/2042	648,707	726,552
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	7,145,293	8,029,522

		21,944,451

FLOATING-RATE 9.0%
FHLMC, Ser. T-54, Class 4A, 4.70%, 02/25/2043	3,583,021	3,491,883
FNMA:
Ser. 2001-T12, Class A4, 4.73%, 08/25/2041	14,185,862	14,512,393
Ser. 2002-66, Class A3, 4.52%, 04/25/2042	18,403,117	18,850,313
Ser. 2002-D12, Class A5, 4.71%, 10/25/2041	3,586,255	3,693,522
Ser. 2002-W04, Class A6, 4.84%, 02/25/2027	5,457,609	5,433,370
Ser. 2003-07, Class A2, 4.04%, 05/25/2042	2,347,557	2,191,634
Ser. 2003-63, Class A8, 4.04%, 01/25/2043	3,178,984	3,252,995
Ser. 2003-W04, Class 5A, 4.83%, 10/25/2042	2,226,060	2,250,569
Ser. 2003-W08, Class 4A, 4.62%, 11/25/2042	1,201,830	1,239,763
Ser. 2003-W10, Class 2A, 4.69%, 06/25/2043	4,746,689	4,632,562
Ser. 2003-W18, Class 2A, 4.78%, 06/25/2043	28,166,869	29,082,293
Ser. 2004-T03, Class 2A, 4.86%, 08/25/2043	4,144,646	4,071,239
Ser. 2004-W12, Class 2A, 4.73%, 06/25/2044	12,595,929	12,975,774

		105,678,310

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $127,076,271)		127,622,761

8

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – GOVERNMENT 0.3%
Instituto Nacional de Habitacao U.S. Aid Agcy., FRN, 0.81%, 12/01/2016 ☐ + (cost $4,375,000)	$4,375,000	$4,156,250

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	6,770,539	6,770,539

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 0.11%, 06/17/2010 ß	$850,000	849,737

Total Short-Term Investments (cost $7,620,335)		7,620,276

Total Investments (cost $1,156,540,560) 99.0%		1,158,987,672
Other Assets and Liabilities 1.0%		11,290,763

Net Assets 100.0%		$1,170,278,435

ß	Rate shown represents the yield to maturity at date of purchase.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only

During the nine months ended March 31, 2010, the Fund entered into interest rate swap contracts for hedging purposes and had an average notional balance of $95,054,745.

At March 31, 2010, the Fund had the following interest rate swap contracts outstanding:

	Notional		Cash Flows paid	Cash Flows Received	Unrealized
Expiration	Amount	Counterparty	by the Fund	by the Fund	Gain (Loss)

06/30/2011	$70,000,000	RBS	Fixed-1.488%	Floating-0.250%[1]	$(700,000)
1	This rate represents the 3 month USD London InterBank Offered Rate (LIBOR) on March 31, 2010.

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $1,158,266,984. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,031,567 and $7,310,879, respectively, with a net unrealized appreciation of $720,688.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

9

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

Interest rate swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Commercial mortgage-backed securities	$0	$499,601	$0	$499,601
Mortgage-backed collateralized mortgage obligations	0	103,861,475	0	103,861,475
Mortgage-backed pass through securities	0	1,042,850,070	0	1,042,850,070
U.S. Treasury obligations	849,737	0	0	849,737
Yankee obligations – government	0	0	4,156,250	4,156,250
Short-term investments	6,770,539	0	0	6,770,539

	$7,620,276	$1,147,211,146	$4,156,250	$1,158,987,672

As of March 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant	Significant
		Other Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Interest rate swap contracts	$0	$(700,000)	$0	$(700,000)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Yankee obligations– government

Balance as of July 1, 2009	$4,453,125
Realized gains or losses	0
Change in unrealized gains or losses	15,625
Net purchases (sales)	(312,500)
Transfers in and/or out of Level 3	0

Balance as of March 31, 2010	$4,156,250

Change in unrealized gains or losses included in earnings relating to securities still held at March 31, 2010	$0

10

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.2%
FIXED-RATE 8.2%
FHLMC:
Ser. 2542, Class ES, 5.00%, 12/15/2017 ##	$900,000	$959,281
Ser. 2694, Class QG, 4.50%, 01/15/2029 ##	500,000	522,780
Ser. 2899, Class PD, 5.00%, 04/15/2033 ##	250,000	263,640
Ser. 3465, Class HA, 4.00%, 07/15/2017 ##	510,831	532,022
Ser. K006, Class A1, 3.40%, 07/25/2019 ##	103,000	103,115
FNMA:
Ser. 2001-81, Class HE, 6.50%, 01/25/2032 ##	983,244	1,065,591
Ser. 2003-108, Class BE, 4.00%, 11/25/2018 ##	900,000	932,727
Ser. 2007-74, Class A, 5.00%, 04/25/2034 ##	73,513	77,516
Ser. 2009-71:
Class JT, 6.00%, 06/25/2036 ##	580,619	622,532
Class XB, 5.00%, 03/25/2038 ##	114,000	117,076
Ser. 2009-78, Class J, 5.00%, 09/25/2019 ##	260,474	274,963
Ser. 2010-M1:
Class A1, 3.31%, 06/25/2019 ##	99,096	100,373
Class A2, 4.45%, 09/25/2019 ##	100,000	101,598

		5,673,214

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 0.95%, 02/15/2027	10,073	10,120

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $5,700,087)		5,683,334

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 30.9%
FIXED-RATE 25.7%
FHLMC, 5.50%, 11/01/2017-06/01/2036 ##	2,501,824	2,692,915
FNMA:
5.00%, 04/15/2037	274,000	288,196
5.50%, 01/01/2021-07/01/2035	522,421	560,671
6.00%, 04/01/2035	286,992	311,794
6.50%, 07/01/2017	280,718	304,161
7.00%, 01/01/2040	101,079	111,307
FNMA 15 year, 5.50%, TBA #	3,000,000	3,200,157
FNMA 30 year:
4.50%, TBA #	5,200,000	5,211,378
5.00%, TBA #	3,900,000	3,993,842
5.50%, TBA #	800,000	843,125
GNMA, 8.05%, 06/15/2019-10/15/2020	335,314	376,987

		17,894,533

FLOATING-RATE 5.2%
FHLMC:
5.80%, 11/01/2036	98,703	105,103
5.83%, 11/01/2036	459,306	488,795
6.15%, 06/01/2037	714,138	764,859
6.17%, 09/01/2037	324,498	347,025
6.22%, 08/01/2037	36,657	39,010
FNMA:
3.07%, 06/01/2017	4,121	4,178
5.48%, 09/01/2037	48,111	50,478
5.57%, 05/01/2037	2,157	2,269
5.61%, 01/01/2037	110,730	115,851
5.65%, 09/01/2037	59,124	62,196
5.66%, 05/01/2037-02/01/2039	130,053	136,574
5.71%, 05/01/2037	51,434	54,028
5.80%, 08/01/2037	117,065	122,796
5.81%, 03/01/2037	90,527	94,823
5.83%, 11/01/2037	73,166	76,903

1

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.87%, 03/01/2037-12/01/2037	$356,848	$374,785
5.88%, 02/01/2037-05/01/2037	41,420	43,428
5.89%, 03/01/2037	40,234	42,176
5.90%, 02/01/2037	29,291	30,739
5.91%, 10/01/2037	62,924	66,157
5.92%, 01/01/2037-04/01/2037	74,353	78,052
5.93%, 10/01/2037	115,789	121,669
5.94%, 07/01/2037	85,769	90,031
5.96%, 07/01/2037	47,076	49,500
5.97%, 04/01/2037-07/01/2037	98,751	103,799
5.99%, 01/01/2037	1,634	1,726
6.01%, 10/01/2037-11/01/2037	75,259	79,062
6.08%, 12/01/2036-09/01/2037	27,390	28,866
6.27%, 10/01/2036-09/01/2037	7,427	7,910

		3,582,788

Total Agency Mortgage-Backed Pass Through Securities (cost $21,486,968)		21,477,321

ASSET-BACKED SECURITIES 8.6%
Ally Master Owner Trust, Ser. 2010-1, Class A, FRN, 1.98%, 01/15/2015 144A	603,000	606,033
Bank of America Credit Card Trust:
Ser. 2006-A6, Class A6, FRN, 0.26%, 11/15/2013	57,000	56,716
Ser. 2007-A2, Class A2, FRN, 0.25%, 06/17/2013	97,000	96,724
Ser. 2008-A1, Class A1, FRN, 0.81%, 04/15/2013	739,000	740,226
Capital One Multi-Asset Execution Trust, Ser. 2008-A5, Class A5, 4.85%, 02/18/2014	102,000	106,121
Citibank Credit Card Issuance Trust, Ser. 2006-A3, Class A3, 5.30%, 03/15/2018	172,000	188,934
Discover Card Master Trust:
Ser. 2005-4, Class A1, FRN, 0.29%, 06/18/2013	40,000	39,915
Ser. 2007-A2, Class A2, FRN, 0.60%, 06/15/2015	836,000	830,631
Ser. 2009-A1, Class A1, FRN, 1.53%, 12/15/2014	123,000	124,224
Ser. 2009-A2, Class A, FRN, 1.53%, 02/17/2015	700,000	712,443
Ford Credit Floorplan Master Owner Trust, Ser. 2010-3, Class A1, 4.20%, 02/15/2017 144A	503,000	504,311
Ford Credit Master Owner Trust, Ser. 2010-1, Class A, 1.88%, 12/15/2014 144A	117,000	117,534
Harley Davidson Motorcycle Trust, Ser. 2009-2, Class A4, 3.32%, 02/15/2017	308,000	318,001
Nordstrom Credit Card Trust, Ser. 2007-A2, Class A, FRN, 0.29%, 05/15/2015 144A	110,000	107,660
SLC Student Loan Trust, Ser. 2008-1, Class A4A, FRN, 1.86%, 12/15/2032	122,000	128,298
SLM Student Loan Trust:
Ser. 2003-6, Class A4, FRN, 0.46%, 12/17/2018	78,366	78,083
Ser. 2008-5, Class A4, FRN, 1.95%, 07/25/2023	1,138,000	1,203,149

Total Asset-Backed Securities (cost $5,936,195)		5,959,003

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.4%
FIXED-RATE 7.3%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2006-1, Class A4, 5.37%, 09/10/2045	78,000	79,969
Ser. 2006-3, Class A4, 5.89%, 07/10/2044	43,000	42,117
Ser. 2006-5, Class A4, 5.41%, 09/10/2047	83,000	83,075
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2001-TOP2, Class A2, 6.48%, 02/15/2035	84,662	87,183
Ser. 2002-PBW1, Class A2, 4.72%, 11/11/2035	307,000	320,293
Ser. 2002-TOP6, Class A2, 6.46%, 10/15/2036	214,000	227,725
Commercial Mtge. Pass-Through Certs., Ser. 2001-J2A, Class A2, 6.10%, 07/16/2034 144A	68,000	71,854
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-CKS4, Class A1, 4.49%, 11/15/2036	10,189	10,338
Ser. 2005-C1:
Class A3, 4.81%, 02/15/2038	18,000	18,076
Class A4, 5.01%, 02/15/2038	22,000	22,479

2

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2005-C2, Class A4, 4.83%, 04/15/2037	$54,000	$53,646
Ser. 2005-C5, Class A4, 5.10%, 08/15/2038	59,000	60,119
First Union National Bank Comml. Mtge. Trust, Ser. 2002-C1, Class A2, 6.14%, 02/12/2034	532,043	559,878
GE Capital Comml. Mtge. Corp., Ser. 2001-3, Class A, 5.56%, 06/10/2038	6,977	7,111
GMAC Comml. Mtge. Securities, Inc.:
Ser. 2001-C2, Class B, 6.79%, 04/15/2034	25,000	26,201
Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	69,000	71,206
Greenwich Capital Comml. Funding Corp.:
Ser. 2005-GG5, Class A5, 5.22%, 04/10/2037	333,000	334,499
Ser. 2006-GG7, Class A4, 5.89%, 07/10/2038	206,000	210,000
GS Mtge. Securities Corp.:
Ser. 2001-GL3A, Class A2, 6.45%, 08/05/2018 144A	179,000	191,176
Ser. 2004-C1, Class A2, 4.32%, 10/10/2028	86,743	87,471
Ser. 2006-GG6, Class A, 5.51%, 04/10/2038	169,000	172,118
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-CB7, Class A4, 4.88%, 01/12/2038	95,000	98,723
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	102,000	99,459
Ser. 2007-C1, Class A4, 5.72%, 02/15/2051	131,000	123,778
Ser. 2008-C2, Class A1, 5.02%, 02/12/2051	7,389	7,548
Ser. 2009-IWST, Class A2, 5.63%, 12/01/2019 144A	134,000	141,783
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	130,000	136,833
Ser. 2006-C4:
Class A2, 5.87%, 06/15/2032	213,000	220,774
Class A4, 5.88%, 06/15/2038	137,000	143,942
Ser. 2006-C6, Class A4, 5.37%, 09/15/2039	146,000	148,532
Ser. 2007-C1:
Class A2, 5.32%, 02/15/2040	108,000	110,095
Class A3, 5.40%, 02/15/2040	55,000	57,043
Ser. 2008-C1, Class A2, 6.15%, 04/15/2041	32,000	33,507
Morgan Stanley Capital I, Inc.:
Ser. 2003-IQ4, Class A2, 4.07%, 05/15/2040	25,000	25,649
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	102,000	107,577
Ser. 2004-HQ3, Class A4, 4.80%, 01/13/2041	47,000	48,332
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	284,000	286,135
Ser. 2004-IQ8, Class A4, 4.90%, 06/15/2040	116,000	116,322
Ser. 2004-T15, Class A4, 5.27%, 06/13/2041	47,000	48,174
Ser. 2006-HQ8, Class A4, 5.39%, 03/12/2044	151,000	156,863
Ser. 2006-T23, Class A4, 5.81%, 08/12/2041	90,000	95,222
Prudential Comml. Mtge. Funding Corp., Ser. 2001-Rock, Class B, 6.76%, 05/10/2034	39,000	40,939
Salomon Brothers Mtge. Securities VII, Ser. 2000-C2, Class C, 7.73%, 07/18/2033	63,000	62,983

		5,046,747

FLOATING-RATE 0.1%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2000-C10, Class C, 7.75%, 08/15/2032	41,000	40,992
Ser. 2007-CB19, Class A2, 5.75%, 02/12/2049	66,000	67,940

		108,932

Total Commercial Mortgage-Backed Securities (cost $5,052,168)		5,155,679

CORPORATE BONDS 31.3%
CONSUMER DISCRETIONARY 3.9%
Automobiles 1.2%
DaimlerChrysler AG, 7.30%, 01/15/2012	745,000	811,224

3

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 2.7%
Comcast Corp., 6.75%, 01/30/2011	$750,000	$783,874
Time Warner, Inc., 6.875%, 05/01/2012	1,000,000	1,099,955

		1,883,829

CONSUMER STAPLES 2.9%
Beverages 2.5%
Anheuser-Busch, 7.75%, 01/15/2019 144A	1,000,000	1,189,382
PepsiCo, Inc., 5.00%, 06/01/2018	500,000	526,914

		1,716,296

Tobacco 0.4%
Altria Group, Inc., 9.70%, 11/10/2018	250,000	307,407

ENERGY 3.5%
Oil, Gas & Consumable Fuels 3.5%
Hess Corp., 8.125%, 02/15/2019	310,000	377,875
Husky Energy, Inc., 5.90%, 06/15/2014	500,000	544,140
Marathon Oil Corp., 6.00%, 10/01/2017	595,000	638,581
Total Capital SA, 3.125%, 10/02/2015	250,000	248,316
XTO Energy, Inc., 5.50%, 06/15/2018	595,000	645,959

		2,454,871

FINANCIALS 8.6%
Capital Markets 4.3%
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	750,000	798,309
Lazard Group, LLC, 7.125%, 05/15/2015	210,000	220,499
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	750,000	801,004
Morgan Stanley:
5.625%, 01/09/2012	400,000	423,667
5.95%, 12/28/2017	700,000	719,159

		2,962,638

Consumer Finance 2.1%
American Express Co., 7.25%, 05/20/2014	305,000	345,646
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/2013	1,000,000	1,083,901

		1,429,547

Diversified Financial Services 1.5%
Citigroup, Inc., 6.375%, 08/12/2014	145,000	154,904
JPMorgan Chase & Co., 5.375%, 10/01/2012	750,000	811,587
WEA Finance, LLC, 7.50%, 06/02/2014 144A	95,000	106,333

		1,072,824

Real Estate Investment Trusts (REITs) 0.7%
HCP, Inc., 6.00%, 01/30/2017	500,000	498,032

HEALTH CARE 3.1%
Biotechnology 1.6%
Amgen, Inc., 5.85%, 06/01/2017	1,000,000	1,108,990

Health Care Providers & Services 1.5%
UnitedHealth Group, Inc., 6.875%, 02/15/2038	250,000	265,319
WellPoint, Inc., 5.875%, 06/15/2017	700,000	751,568

		1,016,887

INDUSTRIALS 2.1%
Road & Rail 2.1%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	750,000	814,550
Union Pacific Corp., 6.125%, 01/15/2012	595,000	643,254

		1,457,804

4

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 1.2%
Computers & Peripherals 1.2%
Hewlett Packard Co., 6.125%, 03/01/2014	$745,000	$838,988

MATERIALS 0.9%
Chemicals 0.9%
Dow Chemical Co., 7.60%, 05/15/2014	565,000	644,999

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc., 7.375%, 11/15/2013	1,000,000	1,156,719

Wireless Telecommunication Services 1.2%
AT&T Wireless, 8.125%, 05/01/2012	750,000	846,350

UTILITIES 2.2%
Electric Utilities 2.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	750,000	824,243
FirstEnergy Solutions Co., 4.80%, 02/15/2015	715,000	731,748

		1,555,991

Total Corporate Bonds (cost $20,475,277)		21,763,396

U.S. TREASURY OBLIGATIONS 14.6%
U.S. Treasury Bond, 4.375%, 11/15/2039	59,000	55,792
U.S. Treasury Notes:
0.875%, 03/31/2012	1,069,000	1,068,498
1.375%, 03/15/2013	525,000	521,923
2.375%, 02/28/2015	353,000	350,575
2.50%, 03/31/2015	274,000	273,187
3.625%, 08/15/2019-02/15/2020	7,972,000	7,872,255

Total U.S. Treasury Obligations (cost $10,111,554)		10,142,230

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.3%
FLOATING-RATE 0.3%
Perpetual Savings Bank, Ser. 1990-1, Class 1, 4.92%, 04/01/2020 (cost $196,957)	197,205	189,743

YANKEE OBLIGATIONS – CORPORATE 6.7%
FINANCIALS 1.5%
Capital Markets 0.7%
BP Capital Markets plc, 3.875%, 03/10/2015	500,000	519,289

Commercial Banks 0.8%
Export-Import Bank of Korea, 5.875%, 01/14/2015	500,000	538,976

HEALTH CARE 2.8%
Health Care Equipment & Supplies 1.2%
Covidien, Ltd., 5.45%, 10/15/2012	775,000	846,046

Pharmaceuticals 1.6%
AstraZeneca plc, 5.40%, 09/15/2012	1,010,000	1,102,959

MATERIALS 1.6%
Metals & Mining 1.6%
Rio Tinto, Ltd., 5.875%, 07/15/2013	1,010,000	1,110,186

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc., 6.375%, 03/01/2014	500,000	554,884

Total Yankee Obligations – Corporate (cost $4,419,827)		4,672,340

5

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 7.1%
MUTUAL FUND SHARES 7.1%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ## (cost $4,956,600)	4,956,600	$4,956,600

Total Investments (cost $78,335,633) 115.1%		79,999,646
Other Assets and Liabilities (15.1%)		(10,524,519)

Net Assets 100.0%		$69,475,127

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
TBA	To Be Announced

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $78,357,205. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,788,038 and $145,597, respectively, with a net unrealized appreciation of $1,642,441.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment   speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of   investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-backed securities	$0	$5,959,003	$0	$5,959,003
Commercial mortgage-backed securities	0	5,155,679	0	5,155,679
Corporate bonds	0	21,763,396	0	21,763,396
Mortgage-backed collateralized mortgage obligations	0	5,683,334	0	5,683,334
Mortgage-backed pass through securities	0	21,667,064	0	21,667,064
U.S. Treasury obligations	10,142,230	0	0	10,142,230
Yankee obligations – corporate	0	4,672,340	0	4,672,340
Short-term investments	4,956,600	0	0	4,956,600
	$15,098,830	$64,900,816	$0	$79,999,646

7

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 26, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: May 26, 2010